SHARE-BASED PAYMENTS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		During the Period					Weighted
							average
Exercise Price	Opening Balance					Closing Balance	remaining	Vested &	Unvested
Range (Cdn$)		Granted	Exercised	Forfeiture	Expired		contractual	Exercisable
							life (years)
0 - 0.99	2,400,000	-	-	-	-	2,400,000	3.19	1,800,000	600,000
1.00 - 1.25	815,000	-	-	(25,000)	(790,000)	-	0.00	-	-
	3,215,000	-	-	(25,000)	(790,000)	2,400,000	3.19	1,800,000	600,000
Weighted Average Exercise Price (Cdn$)	0.31	-	-	-	-	0.06		0.06	0.06

		During the Period					Weighted
							average
Exercise Price	Opening Balance					Closing Balance	remaining	Vested &	Unvested
Range (Cdn$)		Granted	Exercised	Forfeiture	Expired		contractual	Exercisable
							life (years)
0 - 0.99	-	2,400,000	-	-	-	2,400,000	3.13	600,000	1,800,000
1.00 - 1.25	815,000	-	-	-	-	815,000	0.24	815,000	-
2.45 - 2.69	580,000	-	-	-	(580,000)	-	0.00	-	-
	1,395,000	2,400,000			(580,000)	3,215,000	2.40	1,415,000	1,800,000
Weighted Average Exercise Price (Cdn$)	1.71	0.06			2.65	0.31		0.63	0.06